Financial instruments and related disclosures - Summary Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows (Detail) - Derivative Instruments [Member] - GBP (£)
£ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	£ 551	£ 1,562
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(569)	(1,432)
Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	32,451	33,273
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(32,508)	(33,290)
Not later than 1 year [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	551	33
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(569)	(2)
Not later than 1 year [member] | Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	32,451	33,273
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(32,508)	(33,290)
Between 1 and 2 years [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	0	1,529
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	0	(1,430)
Between 1 and 2 years [member] | Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	0	0
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	£ 0	£ 0